Leases - Components of Lease Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of lease cost
Finance lease cost	$ 91	$ 30
Operating lease cost	1,581	1,645
Short-term lease cost	38	38
Variable lease cost	480	534
Sublease income	(31)	(24)
Total lease cost	2,158	2,223
Gains on sale and leaseback transactions, net	$ 0	$ 41
Rental expense			$ 1,944